4. NOTES PAYABLE	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
NOTES PAYABLE

Notes payable consist of the following:

	March 31, 2015		March 31, 2014
	Principal Balance	Accrued Interest	Principal Balance	Accrued Interest
12% Notes payable, past due	$–	$–	$185,000	$353,813
10% Note payable, past due	–	–	5,000	6,375
Directors’ Note(s)	–	–	200,000	14,516
Total	$–	$–	$390,000	$374,704

During the fiscal years ended March 31, 2015 and March 31, 2014, we recorded interest expense of $34,515 and $59,901, respectively, related to the contractual interest rates of our notes payable. That interest expense was included in interest and other debt expenses on our consolidated statements of operations.

12% NOTES

From August 1999 through May 2005, we entered into various borrowing arrangements for the issuance of notes payable from private placement offerings (the "12% Notes"). In December 2014 and January 2015, we paid off in full the remaining eight 12% Notes with aggregate payments of $559,626, representing $185,000 in principal and $374,626 of accrued interest.

10% NOTES

In December 2014, we paid off the remaining 10% Note with a payment of $11,750 representing principal of $5,000 and accrued interest of $6,750.

DIRECTORS’ NOTES

In July 2013, we borrowed $400,000 from two of our directors under two 90 day notes for $200,000 each bearing 10% interest (the “Notes”). At the discretion of the holders, if not paid off by October 9, 2013, the noteholders were entitled to (i) convert the principal and accrued interest under the Notes into shares of common stock at $4.40 per share (the “Conversion Price”) and (ii) receive warrants to purchase common stock equal to 50% of the principal converted under the Notes, with an exercise price of $6.60 per share. Additionally, there was a provision for a penalty interest rate of 12%.

That potential conversion price and warrant exercise price were based on the same pricing mechanism that we have used in prior equity unit financings since March 2012 (see Note 6) which are based on 80% of the then current market price of our common stock and with the warrant exercise price based on 120% of the same then current market price. We initially reserved 138,636 shares of common stock to support the conversion of the Notes and accrued interest in full as well as the exercise of the warrants in full (should such conversion and/or issuance occur).

During the fiscal year ended March 31, 2014, the principal of $200,000 and accrued interest of $9,367 were paid on one of the Notes, which extinguished all potential common stock and warrant issuance provisions related to that Note.

During the fiscal year ended March 31, 2015, the holder of the second note converted the principal of $200,000 and accrued interest of $20,349 into 50,079 shares of our common stock per the conversion formula of the Note (see Note 6).